SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2025
SHARE CAPITAL AND SHAREBASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2024	6,666,000	$1.27
Granted	2,500,000	$0.78
Exercised	(1,301,000)	$1.04
Cancelled / Forfeited	(190,000)	$1.26
Stock options outstanding, December 31, 2024	7,675,000	$1.15
Exercised	(826,250)	$1.44
Stock options outstanding, March 31, 2025	6,848,750	$1.11
Stock options exercisable, March 31, 2025	6,848,750	$1.11

Schedule Of Stock Options Outstanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 4, 2025	$1.64	970,000	0.35	970,000	0.35
March 25, 2027	$1.20	1,835,000	1.98	1,835,000	1.98
March 29, 2028	$1.12	1,870,000	3.00	1,870,000	3.00
July 10, 2028	$1.12	150,000	3.28	150,000	3.28
March 25, 2029	$0.78	2,023,750	3.99	2,023,750	3.99

		6,848,750	2.65	6,848,750	2.65

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	March 31, 2025	December 31, 2024
Weighted average assumptions:
Risk-free interest rate	-%		3.51%
Expected dividend yield	-%		0%
Expected warrant life (years)	-		5
Expected stock price volatility	-%		60.73%
Expected forfeiture rate	-%		15%
Weighted average fair value	-	C$	0.43

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2024	2,994,709	$1.03
Granted	1,881,000	$1.02
Exercised	(1,197,709)	$1.15
Cancelled / Forfeited	(137,132)	$1.08
RSUs outstanding, December 31, 2024	3,540,868	$1.08
Exercised	(334,989)	$1.19
Forfeited for withholding taxes	(146,550)	$1.19
RSUs outstanding, March 31, 2025	3,059,329	$1.06

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 25, 2022	$1.19	75,000
March 29, 2023	$1.12	1,124,288
July 10, 2023	$0.94	50,000
April 1, 2024	$1.02	1,810,041
		3,059,329

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended March 31,
	2025	2024
Net income for the period	$5,617	$599
Basic weighted average number of shares outstanding	140,863,392	130,027,962
Effect of dilutive share options, warrants, and RSUs	6,963,858	2,994,709
Diluted weighted average number of shares outstanding	147,827,215	133,022,671
Basic and diluted earnings per share	$0.04	$0.00